Investment Portfolio	as of May 31, 2022 (Unaudited)
DWS International Growth Fund
	Shares	Value ($)

Common Stocks 97.4%
Argentina 2.8%
Globant SA*	60,326	11,432,380
MercadoLibre, Inc.*	2,140	1,681,783
(Cost $6,452,640)		13,114,163
Brazil 0.8%
Magazine Luiza SA	1,047,365	819,812
Pagseguro Digital Ltd. "A"* (a)	181,184	2,782,986
(Cost $9,106,862)		3,602,798
Canada 9.3%
Agnico Eagle Mines Ltd.	116,500	6,174,772
Alimentation Couche-Tard, Inc.	153,630	6,980,366
Brookfield Asset Management, Inc. "A"	420,000	21,238,249
Canadian National Railway Co.	77,659	8,830,231
Nuvei Corp. 144A*	19,513	999,215
(Cost $20,127,689)		44,222,833
China 4.8%
Alibaba Group Holding Ltd. (ADR)*	40,000	3,842,000
ANTA Sports Products Ltd.	135,000	1,537,690
Dada Nexus Ltd. (ADR)* (a)	17,597	132,857
JD.com, Inc. "A"	8,433	243,229
Minth Group Ltd.	490,633	1,272,453
Ping An Insurance Group Co. of China Ltd. "H"	1,155,500	7,376,706
Tencent Holdings Ltd.	177,100	8,158,620
(Cost $22,828,335)		22,563,555
France 12.1%
Capgemini SE (a)	38,900	7,574,112
Cie de Saint-Gobain (a)	70,000	4,155,158
LVMH Moet Hennessy Louis Vuitton SE	17,000	10,982,890
Orpea SA	34,880	971,647
Schneider Electric SE (a)	29,120	4,052,471
Teleperformance	30,605	10,147,566
TotalEnergies SE	188,000	11,123,298
Vinci SA	86,539	8,336,558
(Cost $41,729,797)		57,343,700
Germany 12.8%
adidas AG	12,000	2,395,480
Allianz SE (Registered)	44,250	9,297,798
Auto1 Group SE 144A*	89,671	963,244
BASF SE	44,200	2,441,341
Brenntag SE	51,200	3,961,649
Deutsche Boerse AG	64,400	10,822,765
Deutsche Post AG (Registered)	104,600	4,345,288

Evonik Industries AG	200,920	5,391,550
Evotec SE*	127,160	3,534,508
KION Group AG	22,399	1,110,673
SAP SE	54,500	5,468,302
Siemens Healthineers AG 144A	44,200	2,657,446
TeamViewer AG 144A*	225,823	3,165,735
Wacker Chemie AG	19,500	3,494,175
Zalando SE 144A*	35,100	1,425,464
(Cost $72,373,651)		60,475,418
Hong Kong 1.5%
Techtronic Industries Co., Ltd. (Cost $1,510,155)	543,501	7,112,268
Ireland 4.5%
Experian PLC	302,500	10,133,165
ICON PLC* (b)	21,000	4,699,590
Kerry Group PLC "A"	64,070	6,626,978
(Cost $15,168,392)		21,459,733
Israel 0.4%
Kornit Digital Ltd.* (b) (Cost $4,870,219)	47,000	1,972,590
Japan 8.4%
Daikin Industries Ltd.	48,200	7,722,992
Fast Retailing Co., Ltd.	7,300	3,498,118
Hoya Corp.	75,100	8,026,178
Keyence Corp.	19,600	7,830,062
Lasertec Corp.	15,500	2,244,474
MISUMI Group, Inc.	122,489	2,756,893
Shimadzu Corp.	139,900	5,125,797
Shiseido Co., Ltd.	64,200	2,694,470
(Cost $29,001,623)		39,898,984
Korea 1.9%
Samsung Electronics Co., Ltd. (Cost $7,324,204)	166,742	9,072,183
Luxembourg 1.1%
Eurofins Scientific SE (Cost $2,952,290)	53,700	5,011,403
Netherlands 9.0%
Adyen NV 144A*	2,810	4,383,689
Airbus SE	37,000	4,331,457
ASML Holding NV	16,335	9,415,041
ING Groep NV	594,000	6,758,859
Koninklijke DSM NV	38,880	6,574,395
NXP Semiconductors NV (b)	28,000	5,313,280
Prosus NV	40,959	2,124,686
Universal Music Group NV	170,665	3,826,623
(Cost $37,653,066)		42,728,030
Singapore 2.8%
DBS Group Holdings Ltd. (Cost $9,088,308)	582,600	13,140,714
Sweden 2.0%
Assa Abloy AB "B"	126,600	3,132,223

Hexagon AB "B"	269,500	3,290,928
Spotify Technology SA* (c)	28,000	3,157,560
(Cost $9,294,979)		9,580,711
Switzerland 8.5%
Alcon, Inc.	20,948	1,568,877
Lonza Group AG (Registered)	23,397	14,098,875
Nestle SA (Registered)	112,558	13,747,090
Roche Holding AG (Genusschein)	24,309	8,290,598
Sportradar Holding AG "A"* (a) (b)	125,700	1,180,323
Zur Rose Group AG* (a)	13,100	1,563,906
(Cost $23,406,157)		40,449,669
Taiwan 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $3,898,944)	644,000	12,395,716
United Kingdom 3.7%
Clarivate PLC* (c)	232,000	3,426,640
Farfetch Ltd. "A"* (c)	87,700	786,669
Halma PLC	127,243	3,576,691
Rentokil Initial PLC	1,481,030	9,469,785
VTEX "A"* (a) (c)	67,294	312,917
(Cost $21,560,030)		17,572,702
United States 8.4%
Activision Blizzard, Inc.	32,000	2,492,160
EPAM Systems, Inc.*	23,600	7,989,072
Marsh & McLennan Companies, Inc.	53,393	8,540,210
Mastercard, Inc. "A"	17,570	6,287,776
NVIDIA Corp.	29,065	5,427,017
Schlumberger NV	83,604	3,842,440
Thermo Fisher Scientific, Inc.	9,640	5,471,375
(Cost $13,912,989)		40,050,050
Total Common Stocks (Cost $352,260,330)		461,767,220

Preferred Stocks 1.1%
Germany
Sartorius AG (Cost $3,425,435)	13,000	5,255,255

Other Investments 0.7%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	3,539,630

Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.68% (d) (e) (Cost $19,248,505)	19,248,505	19,248,505

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.75% (d) (Cost $1,529,294)	1,529,294	1,529,294

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $376,463,564)	103.6	491,339,904
Other Assets and Liabilities, Net	(3.6)	(17,246,097)
Net Assets	100.0	474,093,807

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.68% (d) (e)
9,366,274	9,882,231 (f)	—	—	—	423,159	—	19,248,505	19,248,505
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.75% (d)
2,873,460	51,396,965	52,741,131	—	—	3,465	—	1,529,294	1,529,294
12,239,734	61,279,196	52,741,131	—	—	426,624	—	20,777,799	20,777,799
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $18,396,600, which is 3.9% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,060,220.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At May 31, 2022 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Information Technology	113,774,456	24%
Industrials	94,997,607	20%
Financials	77,175,301	16%
Health Care	59,585,752	13%
Consumer Discretionary	32,886,698	7%
Consumer Staples	31,612,810	7%
Materials	27,615,863	6%
Communication Services	17,947,880	4%
Energy	14,965,738	3%
Total	470,562,105	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$13,114,163	$—	$—	$13,114,163
Brazil	3,602,798	—	—	3,602,798
Canada	44,222,833	—	—	44,222,833
China	3,974,857	18,588,698	—	22,563,555
France	—	57,343,700	—	57,343,700
Germany	—	60,475,418	—	60,475,418
Hong Kong	—	7,112,268	—	7,112,268
Ireland	4,699,590	16,760,143	—	21,459,733
Israel	1,972,590	—	—	1,972,590
Japan	—	39,898,984	—	39,898,984
Korea	—	9,072,183	—	9,072,183
Luxembourg	—	5,011,403	—	5,011,403
Netherlands	5,313,280	37,414,750	—	42,728,030
Singapore	—	13,140,714	—	13,140,714
Sweden	3,157,560	6,423,151	—	9,580,711
Switzerland	1,180,323	39,269,346	—	40,449,669
Taiwan	—	12,395,716	—	12,395,716
United Kingdom	4,526,226	13,046,476	—	17,572,702
United States	40,050,050	—	—	40,050,050
Preferred Stocks	—	5,255,255	—	5,255,255
Other Investments	3,539,630	—	—	3,539,630
Short-Term Investments (a)	20,777,799	—	—	20,777,799
Total	$150,131,699	$341,208,205	$—	$491,339,904
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DIGF-PH3
R-080548-1 (1/23)